Label	Element	Value
Prospectus Line Items	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000915802
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Dec. 02, 2019
Document Effective Date	dei_DocumentEffectiveDate	Dec. 02, 2019
Prospectus Date	rr_ProspectusDate	Feb. 28, 2019
ALPS/Kotak India Growth Fund
Prospectus Line Items	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

FINANCIAL INVESTORS TRUST

ALPS/KOTAK INDIA GROWTH FUND

Investor Shares
Class C Shares
Class I Shares
Class A Shares

SUPPLEMENT DATED DECEMBER 2, 2019
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
DATED FEBRUARY 28, 2019, AS SUBSEQUENTLY AMENDED

Effective as of the date of this supplement, the following changes are being made.

Summary Prospectus Only

The section titled “FEES AND EXPENSES OF THE FUND” is hereby restated as follows:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “BUYING, EXCHANGING AND REDEEMING SHARES” at page 110 of the Prospectus and “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 76 of the Fund’s statement of additional information. Descriptions of sales charge waivers and/or discounts for Class A Shares with respect to certain financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus based on information provided by the financial intermediary.

Shareholder Fees (fees paid directly from your investment)

	Investor Class	Class A	Class C	Class I
Maximum sales charge (load) imposed on purchases	None	5.50%	None	None
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	None	None	1.00%	None
Redemption fee (as a percentage of exchange price or amount redeemed within 30 days of purchase)	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Class A	Class C	Class I
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	0.25%	1.00%	None
Other Expenses
Shareholder Services Fees	0.15%	0.15%	None	None
Other Fund Expenses	1.22%	1.51%	1.26%	1.23%
Total Annual Fund Operating Expenses	2.27%	2.56%	2.91%	1.88%
Fee Waiver and Expense Reimbursement(1)	(0.87%)	(1.16%)	(0.91%)	(0.88%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(2)	1.40%	1.40%	2.00%	1.00%

(1)

ALPS Advisors, Inc. (the “Adviser”) has agreed to waive and Kotak Mahindra Asset Management (Singapore) Pte. Ltd. (the “Sub-Adviser”) has agreed to waive and/or reimburse fees or expenses in order to limit Total annual Fund operating expenses after fee waiver/expense reimbursements (excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes, and extraordinary expenses) to 1.00% of the Fund’s average daily net assets. This agreement (the “Expense Agreement”) is in effect through February 28, 2021. The Adviser and the Sub-Adviser will be permitted to recapture, on a class- by-class basis, expenses they have borne through this letter agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in this letter agreement or in previous letter agreements; provided however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than thirty-six months after the date on which the fees or expenses were deferred, as calculated on a monthly basis. The Expense Agreement may not be terminated or modified prior to February 28, 2021 except with the approval of the Fund’s Board of Trustees.

(2)	Total Annual Fund Operating Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the current term of the Fund’s Expense Agreement, which ends February 28, 2021. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$ 143	$ 626	$ 1,135	$ 2,534
Class A Shares	$ 685	$ 1,198	$ 1,736	$ 3,200
Class C Shares	$ 303	$ 815	$ 1,452	$ 3,164
Class I Shares	$ 102	$ 505	$ 934	$ 2,126
You would pay the following expenses if you did not redeem your shares:
Class C Shares	$ 203	$ 815	$ 1,452	$ 3,164

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. The expenses that would be paid for Investor Class, Class A, and Class I shares, if a shareholder did not redeem shares, would be the same. Descriptions of sales charge waivers and/or discounts for Class A Shares with respect to certain financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus based on information provided by the financial intermediary.”

The principal risk factor “Investment into India from Mauritius” in the section titled “PRINCIPAL RISKS OF THE FUND” is hereby restated as follows:

Investment into India from Mauritius. The Fund may be fully or partially invested in the Portfolio. The Portfolio, which invests in the securities of Indian companies, was formed in the Republic of Mauritius and has elected to be treated as a disregarded entity for U.S. federal income tax purposes. A disregarded entity is a separate legal entity that is treated as part of its owner for U.S. federal income tax purposes.

The taxation of the Portfolio in India is governed by India law and relevant tax treaties. To avail itself of certain treatment under those regulations, a person is required to obtain and provide a tax residence certificate issued by the Mauritius Revenue Authority along with prescribed information.

While the Portfolio currently holds a tax residency certificate in Mauritius and is expected to renew it on an annual basis, there is no guarantee that such renewal will be granted by the Mauritius Revenue Authority. In case the Portfolio is found not to be tax resident in Mauritius, the Portfolio may no longer be eligible for the benefits under the provisions of the Treaty which consequently may have an adverse impact on the taxability of the Portfolio and the returns to the investors.

If the Portfolio chooses not to take any Treaty benefits it would be subject to tax in India at 100% of the applicable rate of domestic tax in India.

The following principal risk factors are hereby added to the Fund’s Summary Prospectus disclosure under the heading “PRINCIPAL RISKS OF THE FUND”

Currency Risk. Fluctuations in exchange rates between the U.S. dollar and non-U.S. currencies may cause the value of the Fund’s investments to decline in terms of U.S. dollars. Additionally, certain foreign currency transactions may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency. The Fund may invest in securities denominated in, or which receive revenues in, non-U.S. currencies are subject to this risk.

Sector and Securities Selection Risk. The performance of the Fund is related to the economic sectors that the Sub-Adviser may choose to emphasize or deemphasize from time to time, as well as to the individual securities within those sectors held by the Fund. The investment returns for particular economic sectors will fluctuate and may be lower than other sectors. In addition, the individual securities chosen for investment within a particular sector may underperform other securities within that same sector.

Summary Prospectus and Prospectus

The first, second, and third paragraphs of the Fund’s principal investment strategies are hereby restated as follows:

To achieve its objective, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity and equity-linked securities of “Indian companies.” Indian companies are those that:

●

are organized under the laws of, or maintain their principal place of business in, or for which the principal trading market for their securities is in India (which is presently considered an emerging market);

●	derive 50% or more of their total revenue or profit from either goods or services produced or sales made in India; or

●	have 50% or more of their assets in India.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities. The Fund intends to invest in companies of all capitalization sizes.

The Fund may invest in the equity securities of Indian companies by investing in shares of a wholly owned, collective investment vehicle (the “Portfolio”), registered with and regulated by the Mauritius Financial Services Commission. The Portfolio shall invest in securities of a wide selection of Indian companies, consistent with the Fund’s investment strategies. Investment by the Portfolio is a tax efficient method of investing in Indian companies. The Portfolio has presently established tax residency in Mauritius and is eligible to receive beneficial tax treatment under the double taxation avoidance agreement entered into between Mauritius and India (the “Treaty”).

Prospectus Only

The following paragraph is hereby added following the last paragraph of the Fund’s disclosure under the heading “WHAT ARE THE FUND’S PRINCIPAL INVESTMENT STRATEGIES”:

The Fund will comply with the provisions of Section 8 and Section 18 of the Investment Company Act of 1940, as amended (the “1940 Act”) on an aggregate basis with the Portfolio, and will require that the Adviser and Sub-Adviser comply with Section 15 of the 1940 Act with respect to their services for the Portfolio. The Portfolio will comply with the provisions relating to affiliated transactions and custody within Section 17 of the 1940 Act.

The Fund’s disclosures in the paragraphs captioned “Corporate Debt Securities,” “Fixed-Income Securities,” “Credit Quality,” and “High Yield Securities” under the heading “What are the Principal Securities in which the Fund invests?” are hereby deleted in their entirety.

The second sentence of the second paragraph under the section titled “MANAGEMENT – ALPS/KOTAK INDIA GROWTH FUND” is hereby replaced with the following:

Kotak’s principal business address is 16 Raffles Quay, #35-04A, Hong Leong Building, Singapore 048581.

The third and fourth paragraphs under the section titled “MANAGEMENT – ALPS/KOTAK INDIA GROWTH FUND” of the Fund’s Prospectus is deleted and replaced in its entirety with the following:

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Fund will pay the Adviser an annual management fee of 0.65% based on the Fund’s average daily net assets, less any amounts payable for advisory services, over the same corresponding period, to the Adviser by that certain offshore subsidiary of the Fund named the India Premier Equity Portfolio (the “Subsidiary”) pursuant to that certain Investment Advisory Agreement between the Subsidiary and the Adviser, which agreement specifies an advisory fee rate in the amount of 0.65% of the average daily net assets of the Subsidiary. The management fee is paid on a monthly basis.

The Adviser pays the Sub-Adviser an annual sub-advisory management fee pursuant to the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) as follows: The Adviser will pay the Sub-Adviser an annual management fee of 0.56% based on the Fund’s average daily net assets. The sub-advisory management fee is paid on a monthly basis. The Adviser is required to pay all fees due to the Sub-Adviser out of the management fee the Adviser receives from the Fund. The initial term of the Advisory Agreement is two years. The Board, shareholders of the Fund or the Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice.

The seventh paragraph under the section titled “MANAGEMENT – ALPS/KOTAK INDIA GROWTH FUND” of the Fund’s Prospectus is deleted and replaced in its entirety with the following:

The Adviser and the Sub-Adviser have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total annual Fund operating expenses after fee waiver/expense reimbursements (excluding distribution and service (12b-1) fees, shareholder services fees, Acquired fund fees and expenses, brokerage expenses, interest expenses, taxes, and extraordinary expenses) to 1.00% of the Fund’s average daily net assets. This agreement is in effect through February 28, 2021.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE